Contributed Surplus - Summary of Contribution surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Contribution surplus [Abstract]
Opening balance	$ 678	$ 678
Exercise of stock options	(1)	(0)
Shares repurchased - NCIB	(13)	(0)
Closing balance	$ 664	$ 678